REVERSE CAPITALIZATION (Tables)	12 Months Ended
Dec. 31, 2024
Reverse Recapitalization [Abstract]
Business Combination Ownership Structure
The Business Combination was consummated on March 27, 2024. Following the Business Combination, the ownership structure of LPA was as follows:

	Number of Ordinary Shares	% of Ownership
LPA Ordinary Shares issued to TWOA shareholders	3,897,747	12.3%
LPA Ordinary Shares converted from legacy LLP equity holders	26,312,000	83.0%
LPA Ordinary Shares issued to PIPE Investor	1,500,000	4.7%
Total	31,709,747	100.0%

Schedule of Proceeds from Business Combination Net of Transaction Costs Paid
The proceeds from Business Combination (net of transaction costs paid) for the year ended December 31, 2024 are summarized below:

Amount
Proceeds from PIPE Investor	$15,000,000
Proceeds from TWOA trust	1,121,150
Transaction costs paid	(12,394,616)
Proceeds from Business Combination, net of transaction costs paid	$3,726,534

Schedule of Fair Value of Equity Interests Measured at Closing Market Price	See below for details.

Fair value of TWOA public shares (103,813 shares at $10.70) (A)	$1,110,799
Fair value of TWOA sponsor shares (3,793,934 shares at $10.70) (B)	40,595,094
I: Total deemed fair value of consideration issued to TWOA shareholders: (A+B)	41,705,893

Cash and cash equivalents	1,121,150
Accounts payable	(3,884,870)
II: Net liabilities of TWOA	(2,763,720)

Total share listing expense (I-II)	$44,469,613